Bank Loans and Other Borrowings (Details) - Schedule of bank loans	12 Months Ended
	Mar. 31, 2023 CNY (¥)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 CNY (¥)
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 193,736,563		$ 28,193,397		¥ 111,733,754
Bank loans due within one year	293,790,596		42,753,699		253,928,000
Bank loans due within one year	487,527,159		70,947,096		365,661,754
China Guangfa Bank Co., Ltd. – Shenyang Branch [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 41,191,031	[1]	$ 5,994,300	[1]	46,456,142	[1]
Maturity Date	2023/10/13- 2023/12/16	[1]
Interest Rate	5.66%	[1]	5.66%	[1]
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 82,964,518	[2]	$ 12,073,361	[2]	64,647,870	[2]
Maturity Date	2023/6/29- 2023/12/12	[2]
Interest Rate	5.30%	[2]	5.30%	[2]
Citi Bank [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year		[3]		[3]	234,743	[3]
Maturity Date	2022/5/1	[3]
Interest Rate	1.00%	[3]	1.00%	[3]
R-Bridge Healthcare Fund, LP [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year		[4]		[4]	394,999	[4]
Maturity Date	2026/9/15	[4]
Interest Rate	4.00%	[4]	4.00%	[4]
Bank loans due within one year	¥ 274,868,000	[4]	$ 40,000,000	[4]	253,928,000	[4]
Maturity Date	Sep. 15, 2026	[4]	Sep. 15, 2026	[4]
Interest Rate	4.00%	[4]	4.00%	[4]
China CITIC Bank Shenyang Tiexi Branch [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 23,596,350	[5]	$ 3,433,845	[5]		[5]
Maturity Date	2023/10/13- 2023/11/9	[5]
Interest Rate	5.00%	[5]	5.00%	[5]
China CITIC Bank Shenyang Tiexi Branch2 [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 5,000,000	[6]	$ 727,622	[6]		[6]
Maturity Date	2023/5/25- 2023/7/17	[6]
Interest Rate	3.25%	[6]	3.25%	[6]
China Construction Bank Shenyang Heping Branch [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 31,330,000	[7]	$ 4,559,279	[7]		[7]
Maturity Date	2023/9/8- 2023/11/24	[7]
Interest Rate	4.00%	[7]	4.00%	[7]
China Construction Bank Shenyang Heping Branch [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 988,000	[8]	$ 143,778	[8]		[8]
Maturity Date	2024/1/12	[8]
Interest Rate	3.90%	[8]	3.90%	[8]
Zhongguancun Technology Leasing Co., Ltd [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 8,666,664	[9]	$ 1,261,212	[9]		[9]
Maturity Date	2025/11/7	[9]
Interest Rate	5.00%	[9]	5.00%	[9]
Bank loans due within one year	¥ 14,492,596	[9]	$ 2,109,026	[9]
Maturity Date	Nov. 07, 2025	[9]	Nov. 07, 2025	[9]
Interest Rate	5.00%	[9]	5.00%	[9]
China Construction Bank Shenyang Heping Branch [Member]
Schedule of Bank Loans [Abstract]
Bank loans due within one year	¥ 4,430,000	[10]	$ 644,673	[10]		[10]
Maturity Date	Sep. 16, 2024	[10]	Sep. 16, 2024	[10]
Interest Rate	4.00%	[10]	4.00%	[10]

[1]	On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB41.2 million in total from October 14 2022 to January 13, 2023 with interest at 5.66%, which is due from October 13, 2023 to December 16, 2023. In June, 2023, YS Group repaid RMB31.7 million in advance.
[2]	On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew down RMB83.0 million from June 30, 2022 to December 13, 2022 with interest at 5.30%, which is due from June 29, 2023 to December 12, 2023. In April and July, 2023, YS Group repaid RMB20.9 million and RMB32.4 million in advance, respectively.
[3]	On May 2, 2020, YS Group borrowed RMB1,103,609 (US$166,400) with interest at 1.00% from Citi Bank. The loan was due on May 1, 2022. Before March 31, 2022, YS Group repaid approximately RMB869,000 (US$129,422). As of March 31, 2022, the balance of approximately RMB235,000 (US$36,978) was outstanding, which amount was repaid in full in May, 2022.
[4]	On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB274,868,000 (US$40,000,000) for 54 months with interest at 4.00%. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:
[5]	On January 13, 2023, YS Group entered into a credit facility of RMB40 million with China CITIC Bank Shenyang Tiexi Branch, due on November 29, 2023, to finance its working capital requirements. YS Group drew RMB23.6 million from January 18, 2023 to February 17, 2023 with interest at 5.00%, which is due from October 13, 2023 to November 9, 2023.
[6]	On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to YS Group with interest at 3.25%. As of March 31, 2023, YS Group had RMB4.7 million in letters of credit issued, which is due from May 19, 2023 to July 17, 2023. From May to July 2023, YS Group repaid RMB4.7 million.
[7]	From September 9, 2022 to November 25, 2022, YS Group borrowed RMB31.3 million in total with interest at 4.00% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due from September 8, 2023 to November 24, 2023. On June 5, 2023, YS Group repaid RMB9.7 million in advance.
[8]	On January 16, 2023, YS Group borrowed RMB988,000 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due on January 12, 2024.
[9]	On November 8, 2022, YS Group borrowed RMB26.0 million with interest at 5.00% from Zhongguancun Technology Leasing Co., Ltd for 36 months. YS Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. YS Group repaid RMB2.9 million from December 2022 to March 2023. The balance of RMB23.1 million is outstanding, of which RMB8.6 million is due within one year. From April 13 to July 17, YS Group repaid RMB2.9 million according to the arrangement.
[10]	On March 17, 2023, YS Group borrowed RMB4.4 million with interest at 4.00% from China Construction Bank Shenyang Heping Branch for 18 months. The loan will be due on September 16, 2024.